Statements of Changes in Shareholders' Deficit - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 184,961	$ 3,711,218	$ (5,235,812)	$ (1,339,633)
Balance, shares at Dec. 31, 2017	70,256,911
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (Note 10B1)	$ 1,928	451,295		453,223
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (Note 10B1), shares	722,500
Exercise of stock options into ordinary shares (Note 10B2)	$ 1,656	(1,656)
Exercise of stock options into ordinary shares (Note 10B2), shares	620,521
Issuance of units consisting of ordinary shares and stock warrants (Note 10B3)	$ 2,134	78,211		80,345
Issuance of units consisting of ordinary shares and stock warrants (Note 10B3), shares	800,000
Stock-based compensation (Note 11)		47,672		47,672
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 7)
Issuance of ordinary shares as partial settlement of financial liability (Note 9D)
Net loss for the year			(457,541)	(457,541)
Balance at Dec. 31, 2018	$ 190,679	4,286,740	(5,693,353)	(1,215,934)
Balance, shares at Dec. 31, 2018	72,399,932
Stock-based compensation (Note 11)		207,541		207,541
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company (Note 3)	$ 51,391	2,466,789		2,518,180
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company (Note 3), shares	17,986,999
Issuance of unit consisting of ordinary shares and stock warrants upon partial extinguishment of loans from shareholders (Note 6)	$ 10,000	1,763,493		1,773,493
Issuance of unit consisting of ordinary shares and stock warrants upon partial extinguishment of loans from shareholders (Note 6), shares	3,500,000
Partial conversion of convertible bridge loans into ordinary shares (Note 7)	$ 5,177	330,344		$ 335,521
Partial conversion of convertible bridge loans into ordinary shares (Note 7), shares	1,811,864			1,811,864
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares (Note 7)		60,365		$ 60,365
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 7)		162,405		162,405
Issuance of stock warrants to lenders upon convertible bridge loans transactions (Note 7)		290,875		290,875
Beneficial conversion feature upon modification of terms of convertible bridge loans (Note 7)		79,849		79,849
Issuance of ordinary shares as partial settlement of financial liability (Note 9D)	$ 357	12,143		12,500
Issuance of ordinary shares as partial settlement of financial liability (Note 9D), shares	125,000
Commitment for issuance of fixed number of ordinary shares to service provider (Note 9F)		230,908		230,908
Issuance of ordinary shares (Note 10B4)	$ 8,429	286,571		295,000
Issuance of ordinary shares (Note 10B4), shares	2,950,000
Issuance of ordinary shares to the Company's chairman of the Board of Directors (Note 10B5)	$ 857	59,143		60,000
Issuance of ordinary shares to the Company's chairman of the Board of Directors (Note 10B5), shares	300,000
Issuance of ordinary shares to service providers (Note 10B6)	$ 12,857	742,143		755,000
Issuance of ordinary shares to service providers (Note 10B6), shares	4,500,000
Net loss for the year			(11,814,515)	(11,814,515)
Balance at Dec. 31, 2019	$ 279,747	$ 10,979,309	$ (17,507,868)	$ (6,248,812)
Balance, shares at Dec. 31, 2019	103,573,795